Employee Benefit Plans - Fair values of pension plan assets (Detail) - USD ($) $ in Thousands	Nov. 25, 2018	Nov. 26, 2017
Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3,818	$ 1,164
Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	954,375	946,778
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	383	764
Cash and cash equivalents [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,818	1,164
Cash and cash equivalents [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. large cap [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. large cap [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	91,663	209,568
U.S. large cap [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. small cap [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. small cap [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,871	42,874
U.S. small cap [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	86,974	141,924
International [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income securities [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income securities [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	714,034	463,617
Fixed income securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35,265	69,546
Real estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private equity [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private equity [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private equity [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	383	764
Hedge funds [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Hedge funds [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,389	14,934
Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,179	4,315
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	958,576	948,706
Fair Value [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,818	1,164
Fair Value [Member] | U.S. large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	91,663	209,568
Fair Value [Member] | U.S. small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,871	42,874
Fair Value [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	86,974	141,924
Fair Value [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	714,034	463,617
Fair Value [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35,265	69,546
Fair Value [Member] | Private equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	383	764
Fair Value [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,389	14,934
Fair Value [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 4,179	$ 4,315